UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock International Classic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

3.31.2007

John Hancock
International Classic Value Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 100.00%		$33,879,669

(Cost $32,128,616)

Australia 4.89%		1,656,256

Amcor Ltd. (Paper Packaging)	271,550	1,656,256

Bermuda 3.36%		1,138,178

RenaissanceRe Holdings Ltd. (Reinsurance)	22,700	1,138,178

Canada 1.82%		617,780

Magna International, Inc. (Class A) (Auto Parts & Equipment)	8,225	617,780

Cayman Islands 3.29%		1,114,113

XL Capital Ltd. (Class A) (Property and Casualty Insurance)	15,925	1,114,113

France 13.42%		4,547,286

Alcatel SA (Communications Equipment)	129,725	1,521,341
Credit Agricole SA (Diversified Banks)	20,947	813,922
Thales SA (Aerospace & Defense)	15,750	911,166
Vivendi Universal SA (Movies & Entertainment)	32,125	1,300,857

Greece 2.13%		721,846

Public Power Corp. (Electric Utilities)	29,600	721,846

Hong Kong 4.35%		1,472,136

Johnson Electric Holdings Ltd. (Electrical Components & Equipment)	2,216,500	1,472,136

Ireland 1.86%		629,900

Kerry Group Plc (Class A) (Packaged Foods and Meats)	22,750	629,900

Italy 2.46%		834,503

Finmeccanica SpA (Aerospace & Defense)	27,850	834,503

Japan 25.05%		8,488,055

Aisin Seiki Co., Ltd. (Auto Parts & Equipment)	16,900	591,124
Brother Industries Ltd. (Office Electronics)	85,000	1,148,931
Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	121	1,362,947
Nippon Television Network Corp. (Broadcasting & Cable TV)	2,300	378,480
Ricoh Co., Ltd. (Office Electronics)	47,000	1,056,828
Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	122	1,105,568
Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	7,800	510,642
Takefuji Corp. (Consumer Finance)	31,020	1,242,639
USS Co., Ltd. (Automotive Retail)	16,750	1,090,896

John Hancock
International Classic Value Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Netherlands 9.34%		3,162,271

Aegon NV (Life & Health Insurance)	48,330	959,871
ING Groep NV (Other Diversified Financial Services)	35,100	1,478,795
Koninklijke Ahold NV (Food Retail) (I)	62,125	723,605

Norway 1.58%		535,538

DnB NOR ASA (Diversified Banks)	38,100	535,538

South Korea 5.78%		1,959,372

Hyundai Motor Co. (Automobile Manufacturers)	9,000	632,469
Kookmin Bank (Diversified Banks)	6,775	607,920
Korea Electric Power Corp. (Electric Utilities)	18,010	718,983

Sweden 1.03%		349,624

Nordea Bank AB (Diversified Banks)	22,000	349,624

Switzerland 4.04%		1,366,764

Clariant AG (Specialty Chemicals)	49,325	842,420
Zurich Financial Services AG (Multi-Line Insurance)	1,825	524,344

United Kingdom 15.60%		5,286,047

Aviva Plc (Multi-Line Insurance)	51,800	760,460
Compass Group Plc (Restaurants)	162,725	1,085,146
HSBC Holdings Plc (Diversified Banks)	39,050	681,274
Rentokil Initial Plc (Environmental & Facilities Service)	528,325	1,689,055
Royal Bank of Scotland Group Plc (Diversified Banks)	27,500	1,070,112

Total investments (Cost $32,128,616) 100.00%		$33,879,669

John Hancock
International Classic Value Fund
Footnotes to Schedule of Investments
March 31, 2007 (unaudited)

(I) Non-income-producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2007, including short-term investments, was $32,128,616. Gross unrealized appreciation and depreciation of investments aggregated $2,860,683 and $1,109,630, respectively, resulting in net unrealized appreciation of $1,751,053.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer
Thomas Kinzler
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Gordon M. Shone
Treasurer
John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Pzena Investment Management LLC
120 West 45th Street, 34th Floor
New York, NY 10036

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Classic Value Fund.

190Q1 3/07
5/07

John Hancock
MUTUAL FUNDS

John Hancock Core Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

3.31.2007

John Hancock
Core Equity Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 96.21%		$303,424,471

(Cost $248,274,136)

Aerospace & Defense 3.94%		12,411,266

Boeing Co. (The)	66,400	5,903,624
Lockheed Martin Corp.	17,600	1,707,552
Raytheon Co.	91,500	4,800,090

Airlines 1.31%		4,145,763

AMR Corp. (I)	41,500	1,263,675
Continental Airlines, Inc. (Class B) (I)	79,200	2,882,088

Aluminum 1.36%		4,301,280

Alcan Inc. (Canada)	82,400	4,301,280

Apparel Retail 0.34%		1,058,647

American Eagle Outfitters, Inc.	35,300	1,058,647

Apparel, Accessories & Luxury Goods 1.17%		3,693,485

Polo Ralph Lauren Corp.	41,900	3,693,485

Application Software 0.77%		2,426,593

Compuware Corp. (I)	255,700	2,426,593

Broadcasting & Cable TV 1.89%		5,958,986

CBS Corp. (Class B)	140,200	4,288,718
DIRECTV Group, Inc. (The) (I)	72,400	1,670,268

Casinos & Gaming 0.59%		1,849,770

Wynn Resorts Ltd. (I)(L)	19,500	1,849,770

Catalog Retail 0.88%		2,789,322

Liberty Media Corp. - Interactive (Class A) (I)	117,100	2,789,322

Commodity Chemicals 0.79%		2,493,504

Lyondell Chemical Co.	83,200	2,493,504

Communications Equipment 0.18%		559,944

Polycom, Inc. (I)(L)	16,800	559,944

Computer Hardware 4.33%		13,667,796

Hewlett-Packard Co.	167,200	6,711,408
International Business Machines Corp.	73,800	6,956,388

John Hancock
Core Equity Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Computer Storage & Peripherals 1.72%		5,419,448

Brocade Communications Systems, Inc. (I)	74,900	713,048
Emulex Corp. (I)	51,800	947,422
Lexmark International, Inc. (Class A) (I)(L)	64,300	3,758,978

Construction & Farm Machinery & Heavy Trucks 0.95%		3,001,964

AGCO Corp. (I)	81,200	3,001,964

Consumer Finance 0.46%		1,476,881

First Marblehead Corp. (The) (L)	32,900	1,476,881

Department Stores 4.13%		13,013,382

Kohl's Corp. (I)	67,800	5,194,158
Penney (J.C.) Co., Inc.	59,000	4,847,440
Saks, Inc. (I)	142,600	2,971,784

Distillers & Vintners 0.65%		2,045,988

Constellation Brands, Inc. (Class A) (I)	96,600	2,045,988

Diversified Banks 1.95%		6,138,075

Wachovia Corp.	111,500	6,138,075

Diversified Chemicals 0.82%		2,600,262

Dow Chemical Co. (The)	56,700	2,600,262

Diversified REITs 0.74%		2,327,130

Vornado Realty Trust	19,500	2,327,130

Electric Utilities 1.92%		6,046,891

Allegheny Energy, Inc. (I)	51,400	2,525,796
Edison International	37,500	1,842,375
Entergy Corp.	16,000	1,678,720

Electrical Components & Equipment 0.41%		1,283,966

Thomas & Betts Corp. (I)	26,300	1,283,966

Electronic Equipment Manufacturers 0.40%		1,246,530

Agilent Technologies, Inc. (I)	37,000	1,246,530

Health Care Distributors 2.86%		9,029,416

AmerisourceBergen Corp.	76,400	4,030,100
McKesson Corp.	85,400	4,999,316

Health Care Facilities 0.43%		1,353,564

Manor Care, Inc.	24,900	1,353,564

Homebuilding 0.36%		1,130,500

NVR, Inc. (I)	1,700	1,130,500

John Hancock
Core Equity Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Hotels, Resorts & Cruise Lines 0.94%		2,972,280

Royal Caribbean Cruises Ltd.	70,500	2,972,280

Household Products 0.30%		938,313

Kimberly-Clark Corp.	13,700	938,313

Human Resource & Employment Services 1.01%		3,193,963

Robert Half International, Inc.	86,300	3,193,963

Independent Power Producers & Energy Traders 1.49%		4,706,735

Constellation Energy Group	32,900	2,860,655
TXU Corp.	28,800	1,846,080

Industrial Conglomerates 2.51%		7,913,568

General Electric Co.	223,800	7,913,568

Integrated Oil & Gas 8.46%		26,684,157

Chevron Corp.	66,500	4,918,340
Exxon Mobil Corp.	182,800	13,792,260
Marathon Oil Corp.	24,100	2,381,803
Occidental Petroleum Corp.	113,400	5,591,754

Integrated Telecommunication Services 3.60%		11,345,136

AT&T, Inc. (L)	252,200	9,944,246
CenturyTel, Inc.	31,000	1,400,890

Investment Banking & Brokerage 3.14%		9,910,945

Bear Stearns Cos., Inc. (The)	20,400	3,067,140
Goldman Sachs Group, Inc. (The)	29,500	6,095,585
Morgan Stanley	9,500	748,220

IT Consulting & Other Services 0.86%		2,703,407

Accenture Ltd. (Class A) (Bermuda)	40,600	1,564,724
Cognizant Technology Solutions Corp. (I)	12,900	1,138,683

Life & Health Insurance 0.25%		803,314

Prudential Financial, Inc.	8,900	803,314

Managed Health Care 4.07%		12,832,697

Aetna, Inc.	11,900	521,101
CIGNA Corp.	29,500	4,208,470
Coventry Health Care, Inc. (I)	27,300	1,530,165
Humana, Inc. (I)	70,500	4,090,410
Sierra Health Services, Inc. (I)	60,300	2,482,551

Movies & Entertainment 1.78%		5,604,288

News Corp. (Class A)	242,400	5,604,288

John Hancock
Core Equity Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Multi-Line Insurance 1.87%		5,897,482

American International Group, Inc.	12,800	860,416
Hartford Financial Services Group, Inc. (The)	52,700	5,037,066

Office REITs 0.24%		751,360

Boston Properties, Inc.	6,400	751,360

Oil & Gas Drilling 0.83%		2,662,411

Pride International, Inc. (I)	29,900	899,990
Todco (I)	43,700	1,762,421

Oil & Gas Refining & Marketing 0.41%		1,296,249

Valero Energy Corp.	20,100	1,296,249

Other Diversified Financial Services 7.91%		24,929,528

Bank of America Corp.	180,300	9,198,906
Citigroup, Inc.	187,100	9,605,714
JPMorgan Chase & Co.	126,600	6,124,908

Packaged Foods & Meats 0.29%		910,480

Smithfield Foods, Inc. (I)	30,400	910,480

Personal Products 2.23%		7,031,391

Estee Lauder Cos., Inc. (The) (Class A)	67,500	3,297,375
NBTY, Inc. (I)	70,400	3,734,016

Pharmaceuticals 4.56%		14,389,449

Forest Laboratories, Inc. (I)	92,400	4,753,056
Mylan Laboratories, Inc.	194,100	4,103,274
Schering-Plough Corp.	216,900	5,533,119

Property & Casualty Insurance 0.46%		1,443,547

ACE Ltd. (Cayman Islands)	16,800	958,608
SAFECO Corp.	7,300	484,939

Regional Banks 0.30%		940,674

SunTrust Banks, Inc.	5,600	465,024
UnionBanCal Corp.	7,500	475,650

Reinsurance 0.65%		2,038,804

Everest Re Group Ltd. (Bermuda)	21,200	2,038,804

Residential REITs 0.61%		1,938,846

Equity Residential	40,200	1,938,846

Semiconductor Equipment 1.83%		5,785,024

Novellus Systems, Inc. (I)	41,200	1,319,224
Teradyne, Inc. (I)	270,000	4,465,800

John Hancock
Core Equity Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Semiconductors 0.17%			537,747

Intersil Corp. (Class A)		20,300	537,747

Specialized Finance 0.37%			1,161,150

iShares Russell 1000 Index Fund		15,000	1,161,150

Specialized REITs 0.34%			1,079,238

Public Storage, Inc.		11,400	1,079,238

Systems Software 2.44%			7,691,069

Check Point Software Technologies Ltd. (Israel) (I)		102,800	2,290,384
Microsoft Corp.		102,100	2,845,527
Novell, Inc. (I)		353,900	2,555,158

Technology Distributors 0.64%			2,012,522

Tech Data Corp. (I)		56,200	2,012,522

Thrifts & Mortgage Finance 1.74%			5,481,445

Fannie Mae		18,200	993,356
Freddie Mac		59,100	3,515,859
PMI Group, Inc. (The)		21,500	972,230

Tobacco 4.35%			13,710,359

Altria Group, Inc.		83,700	7,349,697
Loews Corp. - Carolina Group		55,400	4,188,794
Reynolds American, Inc.		34,800	2,171,868

Trading Companies & Distributors 0.21%			656,540

W. W. Grainger, Inc.		8,500	656,540

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 3.79%			$11,938,487

(Cost $11,938,487)

Joint Repurchase Agreement 0.27%			842,000

Investment in a joint repurchase agreement transaction with
Morgan Stanley - Dated 3-30-07 due 4-02-07 (secured by U.S.
Treasury Inflation Indexed Note 1.625% due 1-15-15). Maturity
value: $842,361.36	5.150	842	842,000

		Shares
Cash Equivalents 3.52%			11,096,487

AIM Cash Investment Trust (T)		11,096,487	11,096,487

Total investments (Cost $260,212,623) 100.00%			$315,362,958

John Hancock
Core Equity Fund
Footnotes to Schedule of Investments
March 31, 2007 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2007.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2007, including short-term investments, was $260,212,623. Gross unrealized appreciation and depreciation of investments aggregated $58,287,020 and $3,136,685, respectively, resulting in net unrealized appreciation of $55,150,335.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer
Thomas Kinzler
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Gordon M. Shone
Treasurer
John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Independence Investments LLC
160 Federal Streeet
Boston, Massachusetts 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Core Equity Fund.

250Q1 3/07
5/07

John Hancock
MUTUAL FUNDS

John Hancock U.S. Global Leaders Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

3.31.2007

John Hancock
U.S. Global Leaders Growth Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Issuer	Shares	Value

Common stocks 85.80%		$1,468,020,795
(Cost $1,258,257,952)

Air Freight & Logistics 2.61%		44,690,880

FedEx Corp. (L)	416,000	44,690,880
Application Software 2.27%		38,845,500

SAP AG, American Depositary Receipt (ADR) (Germany)	870,000	38,845,500
Asset Management & Custody Banks 3.57%		61,010,687

State Street Corp.	942,250	61,010,687
Biotechnology 4.33%		74,028,668

Genzyme Corp. (I)	1,233,400	74,028,668
Communications Equipment 3.75%		64,181,970

QUALCOMM, Inc.	1,504,500	64,181,970
Data Processing & Outsourced Services 4.77%		81,556,420

Automatic Data Processing, Inc.	1,685,050	81,556,420
Food Distributors 3.56%		60,921,064

Sysco Corp.	1,800,800	60,921,064
Food Retail 2.65%		45,343,350

Whole Foods Market, Inc.	1,011,000	45,343,350
Health Care Equipment 5.44%		93,115,450

Medtronic, Inc.	917,926	45,033,450
Stryker Corp. (L)	725,000	48,082,000
Home Entertainment Software 2.88%		49,236,972

Electronic Arts, Inc. (I)(L)	977,700	49,236,972
Home Improvement Retail 3.41%		58,382,460

Lowe's Cos., Inc. (L)	1,854,000	58,382,460
Household Products 7.84%		134,099,580

Colgate-Palmolive Co.	884,250	59,059,058
Procter & Gamble Co. (The)	1,188,102	75,040,522
Hypermarkets & Super Centers 2.62%		44,864,872

Costco Wholesale Corp.	833,300	44,864,872

John Hancock
U.S. Global Leaders Growth Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Industrial Conglomerates 4.51%			77,113,088

General Electric Co.		2,180,800	77,113,088
Internet Software & Services 3.06%			52,423,410

eBay, Inc. (I)		1,581,400	52,423,410
Multi-Line Insurance 2.50%			42,830,030

American International Group, Inc.		637,162	42,830,030
Pharmaceuticals 6.54%			111,891,058

Johnson & Johnson		760,117	45,804,650
Teva Pharmaceutical Industries Ltd., ADR (Israel)		1,765,600	66,086,408
Restaurants 3.10%			53,087,462

Starbucks Corp. (I)(L)		1,692,840	53,087,462
Soft Drinks 7.26%			124,226,040

Coca-Cola Co. (The)		947,400	45,475,200
PepsiCo, Inc.		1,239,000	78,750,840
Specialty Stores 5.23%			89,471,956

Staples, Inc.		3,462,537	89,471,956
Systems Software 3.90%			66,699,878

Microsoft Corp.		2,393,250	66,699,878
	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 14.20%			$242,868,714
(Cost $242,868,714)

Joint Repurchase Agreement 2.72%			46,573,000

Investment in a joint repurchase agreement transaction
with Morgan Stanley - Dated 3-30-07 due 4-02-07 (secured
by U.S. Treasury Inflation Indexed Note 1.625% due
1-15-15). Maturity value: $46,592,988	5.150	46,573	46,573,000
		Shares
Cash Equivalents 11.48%			196,295,714

AIM Cash Investment Trust (T)		196,295,714	196,295,714

Total investments (Cost $1,501,126,666) 100.00%			$1,710,889,509

John Hancock
U.S. Global Leaders Growth Fund
Footnotes to Schedule of Investments
March 31, 2007 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2007.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2007, including short-term investments, was $1,501,126,666. Gross unrealized appreciation and depreciation of investments aggregated $225,298,387 and $15,535,544, respectively, resulting in net unrealized appreciation of $209,762,843.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sustainable Growth Advisers, LP
3 Stamford Plaza
301 Tresser Boulevard, Suite 1310
Stamford, CT 06901

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.

260Q1 3/07
5/07

John Hancock

MUTUAL FUNDS

John Hancock Classic Value Fund II

QUARTERLY PORTFOLIO HOLDINGS

3.31.2007

John Hancock
Classic Value Fund II
Securities owned by the Fund on
March 31, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 100.00%		$112,949,033

(Cost $112,078,705)

Aerospace & Defense 1.49%		1,687,177

General Dynamics Corp.	6,200	473,680
Northrop Grumman Corp.	16,350	1,213,497

Apparel Retail 1.44%		1,625,688

TJX Cos., Inc. (The)	60,300	1,625,688

Auto Parts & Equipment 2.72%		3,070,836

Johnson Controls, Inc.	8,025	759,326
Magna International, Inc. (Class A) (Canada)	30,775	2,311,510

Automobile Manufacturers 0.97%		1,092,765

Hyundai Motor Co. (South Korea)	15,550	1,092,765

Biotechnology 1.38%		1,556,258

Amgen, Inc. (I)	27,850	1,556,258

Broadcasting & Cable TV 0.38%		426,730

CBS Corp. (Class B)	13,950	426,730

Consumer Finance 3.74%		4,228,584

American Express Co.	6,550	369,420
Capital One Financial Corp.	22,475	1,695,963
Takefuji Corp. (Japan)	54,000	2,163,201

Data Processing & Outsourced Services 2.92%		3,296,359

Computer Sciences Corp. (I)	33,974	1,771,065
First Data Corp.	33,100	890,390
Western Union Co. (I)	28,925	634,904

Diversified Banks 5.98%		6,750,661

Comerica, Inc.	26,975	1,594,762
Mitsubishi UFJ Financial Group, Inc. (Japan)	211	2,376,710
Sumitomo Mitsui Financial Group, Inc. (Japan)	247	2,238,323
Wachovia Corp.	9,825	540,866

Diversified Financial Services 9.07%		10,249,562

Bank of America Corp.	45,725	2,332,889
Citigroup, Inc.	88,575	4,547,440
ING Groep NV (Netherlands) (C)	54,650	2,302,454
JPMorgan Chase & Co.	22,050	1,066,779

John Hancock
Classic Value Fund II
Securities owned by the Fund on
March 31, 2007 (unaudited)

Electric Utilities 2.20%		2,485,570

Edison International	10,000	491,300
Korea Electric Power Corp. (South Korea)	49,955	1,994,270

Health Care Distributors 2.01%		2,266,230

AmerisourceBergen Corp.	22,875	1,206,656
McKesson Corp.	18,100	1,059,574

Health Care Equipment 2.15%		2,428,180

Boston Scientific Corp. (I)	167,000	2,428,180

Home Improvement Retail 2.93%		3,305,889

Home Depot, Inc. (The)	56,425	2,073,055
Lowe's Cos., Inc.	39,150	1,232,834

Hotels, Resorts & Cruise Lines 0.03%		29,028

Wyndham Worldwide Corp. (I)	850	29,028

Household Products 0.66%		741,404

Kimberly-Clark Corp.	10,825	741,404

Hypermarkets & Super Centers 2.76%		3,113,959

Wal-Mart Stores, Inc.	66,325	3,113,959

Industrial Conglomerates 0.86%		974,106

Tyco International Ltd. (Bermuda)	30,875	974,106

Insurance Brokers 0.90%		1,011,634

Aon Corp.	26,650	1,011,634

Integrated Oil & Gas 3.76%		4,251,970

BP Plc, American Depositary Receipt (ADR) (United Kingdom)	8,075	522,856
Chevron Corp.	17,725	1,310,941
Exxon Mobil Corp.	32,050	2,418,173

Integrated Telecommunication Services 1.38%		1,563,215

AT&T, Inc.	33,250	1,311,047
Verizon Communications, Inc.	6,650	252,168

Investment Banking & Brokerage 1.99%		2,243,852

Goldman Sachs Group, Inc. (The)	2,750	568,233
Morgan Stanley	21,275	1,675,619

Life & Health Insurance 2.07%		2,338,058

Aegon NV (Netherlands) (C)	43,725	868,412
Aegon NV (ADR) (Netherlands)	229	4,566
MetLife, Inc.	23,200	1,465,080

Movies & Entertainment 0.88%		988,696

Viacom, Inc. (Class B) (I)	24,050	988,696

John Hancock
Classic Value Fund II
Securities owned by the Fund on
March 31, 2007 (unaudited)

Multi-Line Insurance 0.07%		84,025

American International Group, Inc.	1,250	84,025

Multi-Utilities 1.44%		1,628,967

Sempra Energy	26,700	1,628,967

Office Electronics 1.41%		1,596,485

Ricoh Co., Ltd. (Japan)	71,000	1,596,485

Packaged Foods & Meats 1.69%		1,902,947

Kraft Foods, Inc. (Class A)	48,375	1,531,553
Sara Lee Corp.	21,950	371,394

Pharmaceuticals 6.67%		7,538,507

Bristol-Myers Squibb Co.	80,925	2,246,478
Johnson & Johnson	35,925	2,164,841
Pfizer, Inc.	123,800	3,127,188

Property & Casualty Insurance 9.04%		10,206,759

ACE Ltd. (Cayman Islands)	14,750	841,635
Allstate Corp. (The)	47,975	2,881,378
Chubb Corp. (The)	14,350	741,464
Fidelity National Information Services, Inc.	27,647	1,256,833
Fidelity National Financial, Inc. (Class A)	6,234	149,678
XL Capital Ltd. (Class A) (Cayman Islands)	61,975	4,335,771

Publishing 0.01%		11,653

Idearc, Inc. (I)	332	11,653

Railroads 1.06%		1,200,829

Union Pacific Corp.	11,825	1,200,829

Restaurants 1.36%		1,537,276

Compass Group Plc (United Kingdom)	230,525	1,537,276

Soft Drinks 0.94%		1,062,000

Coca-Cola Co. (The)	22,125	1,062,000

Specialty Stores 0.69%		782,311

Bed Bath & Beyond, Inc. (I)	19,475	782,311

Systems Software 5.84%		6,597,991

CA, Inc.	77,850	2,017,093
Microsoft Corp.	71,700	1,998,279
Oracle Corp. (I)	142,450	2,582,619

John Hancock
Classic Value Fund II
Securities owned by the Fund on
March 31, 2007 (unaudited)

Thrifts & Mortgage Finance 11.56%		13,057,689

Countrywide Financial Corp.	63,250	2,127,730
Fannie Mae	82,825	4,520,589
Freddie Mac	73,325	4,362,104
Washington Mutual, Inc.	50,700	2,047,266

Wireless Telecommunication Services 3.55%		4,015,183

Alcatel-Lucent (ADR) (France)	339,694	4,015,183

Total investments (Cost $112,078,705) 100.00%		$112,949,033

John Hancock
Classic Value Fund II
Footnotes to Schedule of Investments
March 31, 2007 (unaudited)

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(I) Non-income-producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2007, including short-term investments, was $112,078,705. Gross unrealized appreciation and depreciation of investments aggregated $3,766,605 and $2,896,277, respectively, resulting in net unrealized appreciation of $870,328.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Pzena Investment Management LLC
120 West 45th Street, 34th Floor
New York, NY 10036

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Fund II.

350Q1 3/07
5/07

John Hancock

MUTUAL FUNDS

John Hancock Classic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

3.31.2007

John Hancock
Classic Value Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 97.33%		$9,130,211,232

(Cost $8,108,781,881)

Apparel Retail 2.27%		212,566,794

TJX Cos., Inc. (The)	7,884,525	212,566,794

Auto Parts & Equipment 6.78%		635,874,605

AutoZone, Inc. (I)	1,629,350	208,784,909
Johnson Controls, Inc.	1,603,025	151,678,226
Magna International, Inc. (Class A) (Canada)	3,666,775	275,411,470

Biotechnology 0.55%		51,350,926

Amgen, Inc. (I)	918,950	51,350,926

Broadcasting & Cable TV 0.78%		73,467,238

CBS Corp. (Class B)	2,401,675	73,467,238

Data Processing & Outsourced Services 1.75%		164,399,669

Affiliated Computer Services, Inc. (Class A) (I)(L)	872,100	51,349,248
Computer Sciences Corp. (I)	2,168,625	113,050,421

Diversified Banks 1.87%		175,123,786

Comerica, Inc.	2,962,175	175,123,786

Diversified Financial Services 9.02%		845,870,655

Bank of America Corp.	4,284,950	218,618,149
Citigroup, Inc.	8,113,375	416,540,673
JPMorgan Chase & Co.	4,355,350	210,711,833

Electric Utilities 1.24%		116,651,784

Wisconsin Energy Corp.	2,404,200	116,651,784

Health Care Distributors 2.03%		190,124,187

AmerisourceBergen Corp.	3,604,250	190,124,187

Home Improvement Retail 1.62%		151,674,661

Home Depot, Inc. (The)	4,128,325	151,674,661

Household Appliances 2.97%		278,551,501

Whirlpool Corp.	3,280,550	278,551,501

Household Products 1.51%		141,835,941

Kimberly-Clark Corp.	2,070,900	141,835,941

John Hancock
Classic Value Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Hypermarkets & Super Centers 4.01%		375,767,846

Wal-Mart Stores, Inc.	8,003,575	375,767,846

Industrial Conglomerates 2.05%		192,524,410

Tyco International Ltd. (Bermuda)	6,102,200	192,524,410

Insurance Brokers 1.28%		120,330,353

Aon Corp.	3,169,925	120,330,353

Integrated Oil & Gas 1.97%		184,543,975

BP Plc, American Depositary Receipt (ADR) (United Kingdom)	2,850,100	184,543,975

Investment Banking & Brokerage 1.97%		184,942,263

Morgan Stanley	2,348,175	184,942,263

Life & Health Insurance 6.02%		565,208,375

MetLife, Inc.	4,350,850	274,756,178
Torchmark Corp.	4,428,300	290,452,197

Multi-Utilities 2.12%		198,936,832

Sempra Energy	3,260,725	198,936,832

Packaged Foods & Meats 1.10%		103,479,336

Sara Lee Corp.	6,115,800	103,479,336

Pharmaceuticals 8.67%		813,307,573

Bristol-Myers Squibb Co. (L)	11,942,875	331,534,210
Johnson & Johnson	2,390,700	144,063,582
Pfizer, Inc. (L)	13,369,350	337,709,781

Property & Casualty Insurance 11.06%		1,037,319,549

Allstate Corp. (The)	6,080,875	365,217,352
Fidelity National Information Services, Inc.	1,697,495	77,168,123
Fidelity National Financial, Inc. (Class A)	8,038,531	193,005,129
XL Capital Ltd. (Class A) (Cayman Islands)	5,745,125	401,928,945

Railroads 1.88%		176,839,170

Union Pacific Corp.	1,741,400	176,839,170

Systems Software 7.59%		711,870,259

CA, Inc.	10,945,375	283,594,666
Microsoft Corp.	8,059,300	224,612,691
Oracle Corp. (I)(L)	11,233,475	203,662,902

Thrifts & Mortgage Finance 11.29%		1,059,066,768

Countrywide Financial Corp.	23,649	795,552
Fannie Mae	7,935,850	433,138,693
Freddie Mac	7,307,050	434,696,405
Washington Mutual, Inc. (L)	4,716,100	190,436,118

John Hancock
Classic Value Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Wireless Telecommunication Services 3.93%			368,582,776

Alcatel-Lucent (ADR) (France) (L)		31,182,976	368,582,776

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 2.67%			$250,738,208

(Cost $250,738,208)

Joint Repurchase Agreement 0.44%			41,636,000

Investment in a joint repurchase agreement transaction
with Morgan Stanley — Dated 3-30-07, due 4-2-07 (Secured
by U.S. Treasury Inflation Indexed Note 1.625%, due
1-15-15). Maturity value: $41,653,869	5.150	41,636	41,636,000

		Shares
Cash Equivalents 2.23%			209,102,208

AIM Cash Investment Trust (T)		209,102,208	209,102,208

Total investments (Cost $8,359,520,089) 100.00%			$9,380,949,440

John Hancock
Classic Value Fund
Footnotes to Schedule of Investments
March 31, 2007 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2007.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2007, including short-term investments, was $8,359,520,089. Gross unrealized appreciation and depreciation of investments aggregated $1,093,824,796 and $72,395,445, respectively, resulting in net unrealized appreciation of $1,021,429,351.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Pzena Investment Management LLC
120 West 45th Street, 34th Floor
New York, NY 10036

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Fund.

380Q1 3/07
5/07

JOHN HANCOCK
MUTUAL FUNDS

John Hancock Large Cap Select Fund

QUARTERLY PORTFOLIO HOLDINGS

3.31.2007

John Hancock
Large Cap Select Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Issuer	Shares	Value

Common stocks 94.55%		$63,369,790
(Cost $46,394,256)

Advertising 3.05%		2,047,600

Omnicom Group, Inc.	20,000	2,047,600
Air Freight & Logistics 2.57%		1,718,880

FedEx Corp. (L)	16,000	1,718,880
Brewers 3.54%		2,371,620

Anheuser-Busch Cos., Inc.	47,000	2,371,620
Communications Equipment 2.67%		1,787,100

Cisco Systems, Inc. (I)	70,000	1,787,100
Computer Hardware 2.77%		1,856,800

Dell, Inc. (I)	80,000	1,856,800
Consumer Finance 2.53%		1,692,000

American Express Co.	30,000	1,692,000
Data Processing & Outsourced Services 3.25%		2,178,000

Automatic Data Processing, Inc.	45,000	2,178,000
Diversified Banks 2.57%		1,721,500

Wells Fargo & Co.	50,000	1,721,500
Food Distributors 2.53%		1,691,500

Sysco Corp.	50,000	1,691,500
Health Care Equipment 3.29%		2,207,700

Medtronic, Inc.	45,000	2,207,700
Home Improvement Retail 3.56%		2,388,100

Home Depot, Inc. (The)	65,000	2,388,100
Household Products 4.71%		3,158,000

Procter & Gamble Co. (The)	50,000	3,158,000
Hypermarkets & Super Centers 4.62%		3,098,700

Wal-Mart Stores, Inc.	66,000	3,098,700

John Hancock
Large Cap Select Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Industrial Conglomerates 8.51%		5,704,590

3M Co.	33,000	2,522,190
General Electric Co.	90,000	3,182,400
Industrial Machinery 3.08%		2,064,000

Illinois Tool Works, Inc.	40,000	2,064,000
Integrated Oil & Gas 2.82%		1,886,250

Exxon Mobil Corp.	25,000	1,886,250
Insurance Brokers 5.04%		3,378,690

Berkshire Hathaway, Inc. (Class A) (I)	31	3,378,690
Investment Banking & Brokerage 2.44%		1,633,400

Merrill Lynch & Co., Inc.	20,000	1,633,400
Motorcycle Manufacturers 1.75%		1,175,000

Harley-Davidson, Inc.	20,000	1,175,000
Multi-Line Insurance 4.21%		2,823,240

American International Group, Inc.	42,000	2,823,240
Packaged Foods & Meats 3.19%		2,139,060

Wrigley (Wm.) Jr. Co.	42,000	2,139,060
Pharmaceuticals 8.24%		5,524,000

Abbott Laboratories	45,000	2,511,000
Johnson & Johnson	50,000	3,013,000
Soft Drinks 7.94%		5,323,760

Coca-Cola Co. (The)	50,000	2,400,000
PepsiCo, Inc.	46,000	2,923,760
Specialty Stores 1.93%		1,292,000

Staples, Inc.	50,000	1,292,000
Systems Software 3.74%		2,508,300

Microsoft Corp.	90,000	2,508,300

John Hancock
Large Cap Select Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)
	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Short-term investments 5.45%			$3,654,810
(Cost $3,654,810)

Joint Repurchase Agreement 2.99%			2,007,000

Investment in a joint repurchase agreement transaction with
Morgan Stanley — Dated 3-30-07, due 4-2-07 (Secured by U.S.
Treasury Inflation Indexed Note 1.625%, due 1-15-15). Maturity
value: $2,007,861	5.150	2,007	2,007,000
		Shares
Cash Equivalents 2.46%			1,647,810

AIM Cash Investment Trust (T)		1,647,810	1,647,810

Total investments (Cost $50,049,066) 100.00%			$67,024,600

John Hancock
Large Cap Select Fund
Footnotes to Schedule of Investments
March 31, 2007 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2007.

(T) Represents investment of securities lending collateral.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2007, including short-term investments, was $50,049,069. Gross unrealized appreciation and depreciation of investments aggregated $18,082,950 and $1,107,416, respectively, resulting in net unrealized appreciation of $16,975,534.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, Illinois 60606

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Select Fund.

490Q1 3/07
5/07

John Hancock

MUTUAL FUNDS

John Hancock Allocation Growth + Value Portfolio

QUARTERLY PORTFOLIO HOLDINGS

3.31.2007

John Hancock
Allocation Growth + Value Portfolio
Securities owned by the Fund on
March 31, 2007 (unaudited)

Issuer	Shares	Value

Common stocks 100.00%		$6,564,841
(Cost $6,279,863)

Domestic Equity Funds 100.00%		6,564,841

John Hancock Classic Value Fund (Class I)	122,774	3,377,517
John Hancock U.S. Global Leaders Growth Fund (Class I)	110,671	3,187,324
Total investments (Cost $6,279,863) 100.00%		$6,564,841

John Hancock
Allocation Growth + Value Portfolio
Footnotes to Schedule of Investments
March 31, 2007 (unaudited)

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2007, including short-term investments, was $6,279,863. Gross unrealized appreciation and depreciation of investments aggregated $284,979 and $0, respectively, resulting in net unrealized appreciation of $284,979.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Allocation Growth + Value Portfolio.

930Q1 3/07
5/07

John Hancock

MUTUAL FUNDS

John Hancock Allocation Core Portfolio

QUARTERLY PORTFOLIO HOLDINGS

3.31.2007

John Hancock
Allocation Core Portfolio
Securities owned by the Fund on
March 31, 2007 (unaudited)

Issuer	Shares	Value

Investment in underlying funds 100.00%		$9,522,566
(Cost $9,258,742)

Domestic Equity Funds 67.72%		6,448,864

John Hancock Classic Value Fund (Class I)	121,364	3,338,736
John Hancock U.S. Global Leaders Growth Fund (Class I)	107,991	3,110,128
Fixed Income Funds 32.28%		3,073,702

John Hancock Strategic Income Fund (Class I)	467,128	3,073,702
Total investments (Cost $9,258,742) 100.00%		$9,522,566

John Hancock
Allocation Core Portfolio
Footnotes to Schedule of Investments
March 31, 2007 (unaudited)

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2007, including short-term investments, was $9,258,742. Gross unrealized appreciation and depreciation of investments aggregated $365,483 and $101,659, respectively, resulting in net unrealized appreciation of $263,824.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Allocation Core Portfolio.

940Q1 3/07
5/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: May 24, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: May 24, 2007